U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

March 5, 2010

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Direxion Funds (the “Trust”)
File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Investor Class, Institutional Class, Class C and Service Class of the Commodity Trends Strategy Fund, Financial Trends Strategy Fund, Direxion/Wilshire Dynamic Fund and the Direxion Long/Short Global IPO Fund that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated February 28, 2010, filed electronically as Post-Effective Amendment No. 102 to the Trust’s Registration Statement on Form N-1A on February 26, 2010.

If you have any questions regarding this filing, please call the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward L. Paz

Edward L. Paz, Esq.
For US Bancorp Fund Services, LLC